COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in disputes or regulatory inquiries that arise in the ordinary course of business. Claims or regulatory actions against the Company, whether meritorious or not, could have an adverse impact on the Company due to legal costs, diversion of management resources and other elements. Except as identified with respect to the matters below, the Company does not believe that the outcome of any individual existing legal or regulatory proceeding to which it is a party will have a material adverse effect on its results of operations, financial condition or overall business in each case, taken as a whole.

The Company may have various other contractual obligations in the normal course of operations. The Company is not materially contingently liable with respect to litigation, claims and environmental matters. Any settlement of claims in excess of amounts recorded will be charged to profit or loss as and when such determination is made.

In October 2023, a jury found that the National Association of Realtors (“NAR”) and several brokerage agencies had violated the antitrust laws by artificially inflating commissions through, among other things, the practice of having sellers pay both the sellers’ agents’ and the buyers’ agents’ commissions. The Company was not a party to that litigation. In March 2024, NAR announced a settlement agreement that would resolve litigation of claims brought on behalf of home sellers related to broker commissions. Pursuant to the settlement, which is subject to court approval, NAR agreed to put in place a new Multiple Listing Service (“MLS”) rule prohibiting offers of broker compensation on any MLS. In Nosalek, a prior similar case that has since been resolved, the U.S. Department of Justice Antitrust Division (the “DOJ”) submitted a Statement of Interest objecting that the proposed settlement did not do enough to address alleged anticompetitive practices and that the settlement should prohibit sellers from making commission offers to buyer’s brokers at all. While the DOJ withdrew its objection to the settlement in Nosalek, if the DOJ were to take action in the future to prohibit sellers from making commission offers to buyer’s brokers, it could reduce commissions to real estate agents in transactions, and could have an adverse effect on our results of operations. A similar complaint has been filed in Canada. In addition, a few complaints have been filed in U.S. courts alleging that buyers paid increased home prices as a result of the practice of sellers paying both the sellers’ agents’ and the buyers’ agents’ commissions.

In December 2023, the Company was named as a defendant in a putative class action lawsuit, captioned Umpa v. The National Association of Realtors, et al., which was filed in the United States District Court for the Western District of Missouri (the “Umpa Class Action”). The Umpa Class Action alleges that certain real estate brokerages, including the Company, participated in practices that resulted in inflated buyer broker commissions, in violation of federal antitrust laws. On April 7, 2024, the Company entered into a settlement agreement to resolve the Umpa Class Action on a nationwide basis. This settlement conclusively addresses all claims asserted against the Company in the Umpa Class Action, releasing the Company, its subsidiaries, and affiliated agents from these claims. The settlement does not constitute an admission of liability by the Company, nor does it concede or validate any of the claims asserted in the litigation. Pursuant to the terms of the settlement agreement, the Company paid $9.25 million into a qualified settlement fund following the court’s preliminary approval of the settlement agreement.

Additionally, the Company agreed to implement specific changes to its business practices. These changes include clarifications about the negotiability of commissions, prohibitions on claims that buyer agent services are free, and the inclusion of listing broker compensation offers in communications with clients. The Company also agreed to develop training materials to support these practice changes. The settlement agreement received final court approval on October 31, 2024, and will take effect following the appeals process if the appellants are unsuccessful. Certain objectors filed notice of appeal, and the appeal is pending. There were no changes to the settlement agreement between preliminary and final approval. The Company does not foresee the settlement terms having a material impact on its future operations.

On April 23, 2025, the employment of Ms. Ressler, the Company’s former Chief Financial Officer, was terminated based on the Company’s opinion that she engaged in actions that violated Company policies related to personal expenses. On June 10, 2025, the Company was named as a defendant in the matter captioned Ressler v. The Real Brokerage Inc., et al., which was filed in the United States District Court for the Southern District Of New York (the “Ressler Matter”). Ms. Ressler alleges gender and pregnancy discrimination, retaliation and defamation. The Company is unable to predict the outcome of the Ressler Matter or to reasonably estimate the possible loss or range of loss, if any, arising from the claim asserted therein. The ultimate resolution of the Ressler Matter could have a material adverse effect on the Company’s financial position, results of operations, and cash flow.

On June 28, 2025, the Company was named as a defendant along with other brokerages in a putative class action lawsuit, captioned Cwynar v. The Real Brokerage Inc., et al., which was filed in the United States District Court Northern District of Illinois Eastern Division (the “Cwynar Class Action”). The Cwynar Class Action alleges that the defendants entered into a continuing contract, combination, or conspiracy to unreasonably restrain interstate trade and commerce in violation of Section 1 of the Sherman Act and the Illinois Antitrust Act and made misrepresentations as to the payment of brokerage commissions in violation of the Illinois Consumer Fraud and Deceptive Business Practices Act, which increased prices of homes sold due to elevated broker commissions resulting in harm to homebuyers. The Company is unable to predict the outcome of the Cwynar Class Action or to reasonably estimate the possible loss or range of loss, if any, arising from the claim asserted therein. The ultimate resolution of the Cwynar Class Action could have a material adverse effect on the Company’s financial position, results of operations, and cash flow.